Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of changes in the status of total outstanding options
	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2022	400,000	0.25	0.01	924
Exercised	(400,000)	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—
Exercisable as of December 31, 2022	—	—	—	—

Schedule of the assumptions used in determining the fair value of the 2022 Options on the grant date
Assumptions	August 12, 2022
Expected dividend yield (Note i)	3.69%
Risk-free interest rates (Note ii)	2.92% ~ 2.96%
Expected volatility (Note iii)	119.9% ~ 131.9%
Expected life in years (Note iv)	5.54 ~ 7.04
Fair value of options on grant date	US$0.1590 ~ US$0.1646

Schedule of changes in the status of total outstanding options under 521 plan
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2022	-	-	-
Granted	4,000,000	0.2305	6.19
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2022	4,000,000	0.2305	6.19	558